Income taxes (Income Before Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes [Abstract]
PRC	$ 246,985,362	$ 247,420,740	$ 173,729,290
Non PRC	(36,969,248)	(15,138,254)	(12,086,672)
Income from operations before income taxes	$ 210,016,114	$ 232,282,486	$ 161,642,618